Shareholder’s Equity (Details) - Schedule of cost-basis of the exchange reflects $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Cost Basis Of The Exchange Reflects Abstract
SPAC net assets	$ 131,086
Transactions costs	(30,063)
IFRS 2 Share-based payment expense	73,917
Share Capital issued	(202)
Total	$ 174,738